Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	Go Green Global Technologies Corp.
Entity Central Index Key	0001378866
Entity Primary SIC Number	3990
Entity Tax Identification Number	46-0853279
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	22 Kenosia Avenue
Entity Address, Address Line Two	Unit 9
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06810
City Area Code	866
Local Phone Number	847-3366
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false